Notes receivable	12 Months Ended
Dec. 31, 2021
Notes receivable
Notes receivable

Note 8 – Notes receivable

Notes receivable consist of the following:

	December 31,
	2021	2020
Notes receivable TerrAscend	$2,315	$—
Notes receivable Sapphire Medical	842	—
Notes receivable RJB Enterprises, LLC.	—	1,645
Notes receivable Curaleaf Maryland, Inc.	—	3,000
Total notes receivable	$3,157	$4,645

Current portion of notes receivable	$2,315	$2,645
Long term notes receivable	842	2,000
Total notes receivable	$3,157	$4,645

Total consideration for the sale of HMS Assets to TerrAscend included a $2.2 million interest bearing note with an interest rate of 5% per annum and is due and payable to the Company in April 2022. See Note 7 – Assets and liabilities held for sale. There was $2.3 million outstanding as of December 31, 2021 and the Company recorded immaterial interest income.

In August 2019, Rokshaw Limited, a subsidiary of EMMAC, entered into a note receivable agreement with Sapphire Medical Clinics Limited (“Sapphire Medical”) for the establishment of Sapphire Medical and providing on-going lending to Sapphire Medical’s franchisees which consisted of a revolving loan facility of £1.5 million with $0.8 million outstanding as of December 31, 2021. The note receivable has an interest rate of 7% per annum and is payable in August 2024. The note can be prepaid at any time without penalty or fees, so long as Sapphire Medical notifies EMMAC five days in advance. During the year ended December 31, 2021, the Company recorded $0.1 million of interest income.

In February 2020, the Company entered into a note receivable agreement with RJB Enterprises, LLC for a licensing arrangement for the purchase and processing of cannabis products associated with the Select product lines, structured as various term loan advances with a maximum borrowing amount of $7 million an interest rate of 1.57% per annum with $1.6 million outstanding as of December 31, 2020. This loan was terminated as of June 15, 2021 with interest income receivable deemed forgiven.

In November 2020, the Company closed the sale of Curaleaf Maryland, Inc. for total consideration of $4 million, of which $3 million was issued as a note receivable from Curaleaf Maryland, Inc. The note receivable had a Payment-in-kind interest rate of 13% per annum. The note receivable was paid in full by Curaleaf Maryland, Inc. on May 8, 2021. During the year ended December 31, 2021, the Company recognized $.02 million in interest income.

Information about the Company’s exposure to credit and market risks, and impartment losses for notes receivable is included in Note 21 – Fair value measurements and financial risk management.